Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 29, 2011
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001469030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2011
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011